Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Credit Commitments

The Group’s contingent liabilities and credit commitments comprised the following:

	2024	2025
	Nominal amount	Nominal amount

Commitments on loans and unused credit lines: Revocable loans	293,401	370,278
Guarantees issued and similar commitments	—	326

Total contingent liabilities and credit commitments	293,401	370,604